Funding Debts (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of the Group's Outstanding Funding Debts

The following table summarizes the Group’s outstanding funding debts as of December 31, 2021 and 2022, respectively:

	As of December 31,
	2021	2022
	(RMB in thousands)
Short-term:
Liabilities to funding partners	3,101,381	4,385,253
Total short-term funding debts	3,101,381	4,385,253
Long-term:
Liabilities to funding partners	696,852	1,334,105
Total long-term funding debts	696,852	1,334,105